Property and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment

4. Property and Equipment

Property and equipment consists of the following:

	December 31,
	2013	2014
Laboratory equipment	$537,058	$530,495
Computers and hardware	56,156	72,691
Furniture and office equipment	105,048	137,235
Leasehold improvements	6,226	6,226

Total property and equipment	704,488	746,647
Less: accumulated depreciation and amortization	(324,285)	(394,453)

Property and equipment, net	$380,203	$352,194

The Company leases various equipment under capital lease agreements. The assets under capital leases are included in property and equipment as follows:

	December 31,
	2013	2014
Furniture and office equipment	$94,388	$94,388
Less: accumulated depreciation and amortization	(3,146)	(12,585)

	$91,242	$81,803

The estimated useful lives of property and equipment are as follows:

Asset Category	Useful Life (in years)
Laboratory equipment	10
Computers and hardware	5-7
Furniture and office equipment	5-10
Leasehold improvements	10-15

Depreciation and amortization expense, including amounts pertaining to assets held under capital leases, was $67,724 and $74,763 for the years ended December 31, 2013 and 2014, respectively.